Financial Impact of Covid-19	12 Months Ended
Jun. 30, 2025
Financial Impact of Covid-19 [Abstract]
FINANCIAL IMPACT OF COVID-19

NOTE 27 — FINANCIAL IMPACT OF COVID-19

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which has and is continuing to spread throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern,” and on March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic.” Governments in affected countries are imposing travel bans, quarantines, and other emergency public health measures, which have caused material disruption to businesses globally resulting in an economic slowdown.

In March 2022, a new COVID-19 subvariant (omicron) outbreak hit China and spread faster and more easily than previous viruses. As a result, a new round of lockdown, quarantines or travel restrictions has been imposed to date upon different provinces or cities in China by the relevant local government authorities. Although we did not close our office and production facilities, we still experienced business disruptions, including but not limited to supply chain disruptions and raw material procurement difficulties during the new lockdown. Due to restrictions on logistics and supply chain disruptions in certain areas of China, we reduced our production output during the new lockdown period, which to some extent adversely affected our results of operations for the same period. Starting from June 2022, we resumed our production scale to the pre-lockdown level. The lockdown in Shanghai from March to May 2022 had an adverse impact on our results of operations as our logistics and supply chain, business development and raw material procurement activities were restricted in the recent lockdown period. Notwithstanding the foregoing, we have not experienced inventory, labour shortages or reduced headcounts of our employees during the recent lockdown period in Shanghai as our offices and production facilities were operational during the lockdown period.

As the PRC government announced optimization of COVID-19 rules in November 2022, many of the restrictive measures previously adopted by the PRC governments at various levels to control the spread of the COVID-19 virus have been revoked or replaced with more flexible measures. The financial impact of COVID-19 outbreak on the Company’s financial condition and results of operations is declining. However, for the full fiscal year of 2025, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations.